Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	CHKP
Entity Registrant Name	CHECK POINT SOFTWARE TECHNOLOGIES LTD.
Entity Central Index Key	0001015922
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	137,151,930
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary shares
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	000-28584
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 Shlomo Kaplan Street Tel Aviv 6789159
Entity Address, City or Town	Israel
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	6789159
Entity Address, Country	IL
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	959 Skyway Road, Suite 300
Entity Address, City or Town	San Carlos
Entity Address, Postal Zip Code	94070
Entity Address, Country	US
Local Phone Number	628-2000
City Area Code	650
Contact Personnel Name	John Slavitt, Esq